Financial instruments - fair values and risk management - Reconciliation from the opening balances to the closing balances for financial assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Measurement of fair values
Assets	$ 282,837	$ 320,554
Level 3
Measurement of fair values
Assets	$ 0	$ 0